(Vanguard Tax-Managed Small-Cap Fund Retail) (Vanguard Tax-Managed Small-Cap Fund)	12 Months Ended
Dec. 31, 2013
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%